Notes Payable, net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable, net
Notes Payable, net
Notes payable, net consisted of the following (in thousands):

Indebtedness	Subsidiary	Maturity	Interest Rate	March 31, 2018	December 31, 2017
Senior revolving credit facility	Ashford Inc.	March 1, 2021	Base Rate(3) + 2.00% to 2.50% or LIBOR(4) + 3.00% to 3.50%	$—	$—
Term loan	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	9,667	9,917
Revolving credit facility	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	1,226	814
Capital lease obligations	J&S	Various	Various - fixed	770	896
Equipment note	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	825	—
Term Loan	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	—	—
Revolving credit facility	OpenKey	October 31, 2018	Prime Rate(1) + 2.75%	—	—
Term loan	Pure Rooms	October 1, 2018	5.00%	160	220
Revolving credit facility	Pure Rooms	On demand	Prime Rate(1) + 1.00%	100	100
Term loan	RED	April 5, 2025	Prime Rate(1) + 1.75%	750	—
Revolving credit facility	RED	March 5, 2019	Prime Rate(1) + 1.75%	15	—
Total notes payable				13,513	11,947
Less deferred loan costs, net				(243)	(240)
Total notes payable less net deferred loan costs				13,270	11,707
Less current portion				(1,736)	(1,751)
				$11,534	$9,956

__________________

(1)	Prime Rate was 4.75% and 4.50% at March 31, 2018 and December 31, 2017, respectively.

(2)	The one-month LIBOR rate was 1.88% and 1.56% at March 31, 2018 and December 31, 2017, respectively.

(3)	Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.

(4)	Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.
On March 23, 2018, our RED operating subsidiary entered into a term loan of $750,000 and a revolving credit facility of $250,000 for which the creditor has recourse to Ashford Inc. Approximately $225,000 of the proceeds from the term loan is held in an escrow account, which is included in our condensed consolidated balance sheet within “other assets” as of March 31, 2018. During the three months ended March 31, 2018, $15,000 was drawn on the revolving credit facility. As of March 31, 2018, $235,000 of credit was available under the revolving credit facility.
On March 1, 2018, the Company and its subsidiary Ashford Hospitality Holdings LLC entered into a $35 million senior revolving credit facility with Bank of America, N.A. The credit facility provides for a three-year revolving line of credit and bears interest at the Base Rate plus 2.00% to 2.50% or LIBOR plus 3.00% to 3.50%, depending on the leverage level of the Company. There is a one-year extension option subject to the satisfaction of certain conditions. The new credit facility includes the opportunity to expand the borrowing capacity by up to $40 million to an aggregate size of $75 million. At March 31, 2018, there were no outstanding borrowings under the facility.
On November 1, 2017, our J&S operating subsidiary entered into a series of financing transactions for which the creditors do not have recourse to Ashford Inc., including a $10.0 million term loan to finance the acquisition of J&S. The term loan bears interest at LIBOR plus 3.25% and matures on November 1, 2022. Net deferred loan costs associated with this financing of $218,000 and $226,000, respectively, are included as a reduction to “Notes payable, net” on the condensed consolidated balance sheets as of March 31, 2018 and December 31, 2017. As of March 31, 2018 and December 31, 2017, $1.0 million of the term loan was recorded in current portion of notes payable, net. In connection with the term loan, the subsidiary entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at March 31, 2018 and December 31, 2017, was not material. The subsidiary also entered into a $3.0 million revolving credit facility which bears interest at LIBOR plus 3.25% and matures on November 1, 2022. During the three months ended March 31, 2018, $5.2 million was drawn and approximately $4.8 million of payments were made on the revolving credit facility. As of March 31, 2018 and December 31, 2017, approximately $1.8 million and $2.2 million of credit, respectively, was available under the revolving credit facility. These debt agreements contain various financial covenants that, among other things, require the maintenance of certain fixed charge coverage ratios. Our J&S operating subsidiary is currently in compliance with all financial covenants.
Also on November 1, 2017, in connection with the acquisition of J&S, our J&S operating subsidiary entered into a $3.0 million equipment note and a $2.0 million term loan agreement. These loans each bear interest at LIBOR plus 3.25% and mature on November 1, 2022. During the three months ended March 31, 2018, $825,000 was drawn on the equipment note and no amounts were drawn on the term loan. All the loans in connection with the acquisition of J&S are partially secured by a security interest on all of the assets and equity interests of our operating subsidiary.
On April 13, 2017, OpenKey entered into a Loan and Security Agreement for a line of credit in the amount of $1.5 million. The line of credit is secured by all of OpenKey's assets and matures on October 31, 2018, with an interest rate of Prime Rate plus 2.75%. Creditors do not have recourse to Ashford Inc. At March 31, 2018 and December 31, 2017, there were no borrowings outstanding under the Loan Agreement. In connection with the line of credit, OpenKey granted the creditors a 10-year warrant to purchase approximately 28,000 shares of OpenKey's preferred stock at $1.61 per share. The fair value of the warrants, estimated to be $28,000, was recorded in noncontrolling interests in consolidated entities and debt issuance costs, which is amortized over the term of the line of credit.
On April 6, 2017, Pure Rooms entered into a term loan of $375,000 and a line of credit of $100,000 for which the creditor does not have recourse to Ashford Inc. The term loan has a fixed interest rate of 5.00% per annum with a stated maturity date of October 1, 2018. The line of credit has a variable interest rate of Prime Rate plus 1.00%. There is no stated maturity date related to the line of credit as it is payable on demand; accordingly, the balance has been classified as a current liability on our condensed consolidated balance sheets.

Notes Payable, net
Notes payable, net consisted of the following (in thousands):

Indebtedness	Subsidiary	Maturity	Interest Rate	December 31, 2017	December 31, 2016
Term loan	J&S	November 2022	One-Month LIBOR(2) + 3.25%	$9,917	$—
Revolving credit facility	J&S	November 2022	One-Month LIBOR(2) + 3.25%	814	—
Capital lease obligations (see note 7)	J&S	Various	Various - fixed	896	—
Revolving credit facility	Pure Rooms	On demand	Prime Rate (1) + 1.00%	100	—
Term loan	Pure Rooms	October 1, 2018	5.00%	220	—
Total notes payable				11,947	—
Less deferred loan costs, net				(240)	—
Total notes payable less net deferred loan costs				11,707
Less current portion				(1,751)	—
				$9,956	$—
__________________

(1)	Prime Rate was 4.50% at December 31, 2017.

(2)	One-month LIBOR rate was 1.56% at December 31, 2017.
On November 1, 2017, our J&S operating subsidiary entered into a series of financing transactions for which the creditors do not have recourse to Ashford Inc., including a $10.0 million term loan to finance the acquisition of J&S. The term loan bears interest at LIBOR plus 3.25% and matures on November 1, 2022. The subsidiary capitalized debt issuance costs of $231,000 associated with this financing, which are included as a reduction of notes payable on the consolidated balance sheet as of December 31, 2017. In connection with the term loan, the subsidiary entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at December 31, 2017, was not material. The subsidiary also entered into a $3.0 million revolving credit facility which bears interest at LIBOR plus 3.25% and matures on November 1, 2022. During the year ended December 31, 2017, $1.7 million was drawn and approximately $924,000 of payments were made on the revolving credit facility. As of December 31, 2017, $2.2 million of credit was available under the revolving credit facility. These debt agreements contain various financial covenants that, among other things, require the maintenance of certain fixed charge coverage ratios. Our J&S operating subsidiary is currently in compliance with all financial covenants.
Also on November 1, 2017, in connection with the acquisition of J&S, our J&S operating subsidiary entered into a $2.0 million term loan agreement and a $3.0 million equipment note. These loans each bear interest at LIBOR plus 3.25% and mature on November 1, 2022. During the year ended December 31, 2017, no amounts were drawn on either loan.
On April 6, 2017, Pure Rooms entered into a term loan of $375,000 and a line of credit of $100,000 for which the creditor does not have recourse to Ashford Inc. The term loan has a fixed interest rate of 5.0% per annum with a stated maturity date of October 1, 2018. The line of credit has a variable interest rate of the Prime Rate plus 1.0%. There is no stated maturity date related to the line of credit as it is payable on demand; accordingly, the balance has been classified as a current liability on our consolidated balance sheet.
On April 13, 2017, OpenKey entered into a Loan and Security Agreement ("Loan Agreement") for a line of credit in the amount of $1.5 million. The line of credit is secured by all of OpenKey's assets and matures on October 31, 2018 with an interest rate of Prime Rate plus 2.75%. Creditors do not have recourse to Ashford Inc. At December 31, 2017, there were no borrowings outstanding under the Loan Agreement. In connection with the line of credit, OpenKey granted the creditors a 10-year warrant to purchase approximately 28,000 shares of OpenKey's preferred stock at $1.61 per share. The fair value of the warrants, estimated to be $28,000, was recorded in noncontrolling interests in consolidated entities and debt issuance costs, which will be amortized over the term of the line of credit.
Excluding capital lease obligations (see note 7) and interest, maturities of our long-term debt for each of the next five years and thereafter are as follows (in thousands):

2018	$1,320
2019	1,000
2020	1,000
2021	1,000
2022	6,731
Thereafter	—
$11,051